S000036777 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	165 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.73%	4.33%	5.75%
iShares J.P. Morgan EM High Yield Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.27%	3.96%	5.36%
Performance Inception Date					Apr. 03, 2012
iShares J.P. Morgan EM High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.19%	1.19%	2.65%
iShares J.P. Morgan EM High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	1.72%	2.87%

[1]	The J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced) reflects the performance of the Morningstar Emerging Markets High Yield Bond Index through March 1, 2020 and J.P. Morgan USD Emerging Markets High Yield Bond Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.